GOODWILL - Change in Balance of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 6,914
Impairment	(599)
Balance at end of year	5,702	$ 6,914
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	6,914	2,216
Acquisitions through business combinations	0	4,836
Impairment	(599)	0
Dispositions	(577)	0
Assets reclassified as held for sale	0	(11)
Foreign currency translation	(36)	(127)
Balance at end of year	$ 5,702	$ 6,914